Selected Balance Sheet Detail - Additional Information (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 22, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Estimated incremental borrowing rate		10.00%
Termination date of the lease				Jun. 18, 2020
Non-cash lease expense		$ 6,000	$ 16,000
Lease amount		$ 43,000		$ 17,000
Lessor member
Lessee, Lease, Description [Line Items]
Termination date of the lease	Feb. 01, 2021
Non-cash lease expense	$ 17,000			$ 210,730
Early lease termination fee	$ 17,500